Statutory Reserves - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statutory Reserves [Abstract]
Statutory accounting practices, statutory capital and surplus rate on after tax profits	10.00%
Statutory accounting practices, statutory capital and surplus rate on registered capital	50.00%
Statutory accounting practices, statutory capital and surplus required	¥ 0	¥ 0	¥ 0